Loans receivable	6 Months Ended
Jun. 30, 2022
Loans receivable.
Loans receivable

17.Loans receivable

As part of the share purchase agreement with MX Capital Ltd, the Company entered into a loan agreement with the acquired entity for a total amount of up to 43,000 plus the amount of debt owed by MX Capital Group to an affiliate of the previous shareholder. The first tranche of the loan for an amount of 8,000 was paid on February 4, 2022 upon completion of the share purchase agreement. On the same date, an additional 1,888 was granted to MX Capital Ltd, being the total debt owed to the affiliate of the former shareholder. Tranches of 13,000, 16,000 and 6,000 will be available for drawing until July 1, 2022, February 1, 2023 and September 1, 2023, respectively, depending on the satisfaction by MX Capital Ltd of certain conditions. The loan bears interest of 7% per annum and is secured by a pledge of shares in MX Capital Ltd. All amounts granted are due on April 1, 2027.

As part of the share purchase agreement with Castcrown Limited, the Company entered into an unsecured convertible notes agreement on March 30, 2022 for the amount of up to 16,000 at an interest on 7% p.a. with the due date on March 31, 2025. The first tranche of the notes amounting to 1,500 was acquired on April 1, 2022 and the second tranche in the amount of 6,000 was acquired on May 31, 2022. The Company shall acquire additional notes amounting to 8,500 depending on the achievement by Castcrown Limited of certain performance targets by December 31, 2024. The Company can convert the notes no earlier than December 31, 2024, unless Castcrown Limited has met the performance targets earlier than that.

The loan was issued as at April 1, 2022 and the fair value of conversion feature amounted to 0 as at June 30, 2022. According to IFRS 9 the liability on the loan is accounted for as its nominal value less fair value of its derivative liability component, as the second is equal to 0, the fair value of the loan equals its carrying amount.

The loans granted in 2021 are represented by loans to the Group’s employees. The exposure of the Group to credit risk is reported in Note 26 to the interim condensed consolidated financial statements.